UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-07502

Dreyfus International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	08/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Fund
August 31, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.6%
Brazil - 8.0%
Banco do Brasil	128,300		1,251,270
BRF	15,100	[a]	203,965
BRF, ADR	85,940	[a]	1,155,034
Cia Energetica de Minas Gerais, ADR	322,085		847,084
Cia Hering	91,900		788,252
Cia Paranaense de Energia, ADR	116,878		1,065,927
Duratex	365,771		999,295
Embraer, ADR	49,939		1,133,615
Gerdau, ADR	356,362		1,322,103
JBS	362,000		997,042
Klabin	160,200		871,269
Petroleo Brasileiro, ADR	169,545	[a]	1,522,514
			12,157,370
Cambodia - 1.0%
NagaCorp	2,508,000		1,480,296
Chile - 1.5%
Empresa Nacional de Telecomunicaciones	82,102		864,059
Itau CorpBanca	147,858,036		1,428,149
			2,292,208
China - 23.2%
Anhui Conch Cement, Cl. H	195,000		728,092
BAIC Motor, Cl. H	1,028,000	[b]	919,247
BYD, Cl. H	237,500		1,415,079
China Communications Services, Cl. H	2,962,000		1,605,763
China Conch Venture Holdings	676,000		1,230,264
China Construction Bank, Cl. H	5,298,399		4,647,894
China Life Insurance, Cl. H	620,000		1,999,646
China Machinery Engineering, Cl. H	310,000		203,740
China ZhengTong Auto Services Holdings	1,141,000		1,082,698
ENN Energy Holdings	214,000		1,386,891
Haitong Securities, Cl. H	1,090,400		1,836,786
Industrial & Commercial Bank of China, Cl. H	7,475,090		5,622,325
Lianhua Supermarket Holdings, Cl. H	2,184,000	[a]	818,136

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.6% (continued)
China - 23.2% (continued)
NetEase, ADR	8,151		2,248,372
Parkson Retail Group	9,174,452		1,399,279
PetroChina, Cl. H	2,708,000		1,734,790
PICC Property & Casualty, Cl. H	850,000		1,602,976
Ping An Insurance Group Company of
China, Cl. H	221,500		1,760,613
Shanghai Pharmaceuticals Holding, Cl. H	445,100		1,096,184
Sinotrans, Cl. H	3,187,000		1,806,722
			35,145,497
Czech Republic - .5%
Moneta Money Bank	222,223	[b]	779,234
Greece - .7%
Hellenic Telecommunications Organization	78,247		996,530
Hong Kong - 6.2%
China Mobile	370,000		3,923,134
China Resources Power Holdings	1,005,989		1,851,990
COSCO SHIPPING Ports	1,806,581		2,136,227
Shanghai Industrial Holdings	483,000		1,470,525
			9,381,876
India - 8.9%
Bank of India	398,613	[a]	901,326
Chennai Super Kings Cricket	5,440,206	[a,c]	0
Glenmark Pharmaceuticals	113,371		1,080,143
India Cements	402,860		1,123,646
Mahindra & Mahindra	71,374		1,502,526
NMDC	257,959		510,931
NTPC	456,405		1,202,637
Punjab National Bank	421,888	[a]	951,272
Reliance Industries	109,261		2,728,053
State Bank of India	318,942		1,388,071
Steel Authority of India	602,669	[a]	572,934
Tech Mahindra	230,226		1,541,728
			13,503,267
Indonesia - 1.7%
Astra Agro Lestari	609,466		674,316
Indocement Tunggal Prakarsa	643,600		954,215
Semen Indonesia Persero	1,215,200		953,549
			2,582,080

Description	Shares		Value ($)
Common Stocks - 95.6% (continued)
Malaysia - .9%
Malayan Banking	608,826		1,349,747
Mexico - 4.1%
Alpek	1,303,940		1,444,021
Controladora Vuela Cia de Aviacion, ADR	81,540	[a]	1,028,219
Gentera	520,000		800,973
Grupo Financiero Banorte, Cl. O	116,400		794,262
Mexichem	421,385		1,121,855
Nemak	1,183,900	[b]	996,557
			6,185,887
Peru - .6%
Cia de Minas Buenaventura, ADR	70,218		943,028
Philippines - .7%
Metropolitan Bank & Trust	642,370		1,100,469
Poland - 1.3%
Bank Pekao SA	55,263		1,983,141
Russia - 3.7%
Lukoil, ADR	24,623		1,237,745
Magnit	10,060	[c]	1,871,628
Mobile TeleSystems, ADR	96,063		959,669
Rosneft Oil	219,284		1,148,360
Sberbank of Russia, ADR	32,157		439,477
			5,656,879
South Africa - 4.9%
Aspen Pharmacare Holdings	33,689		751,408
Barclays Africa Group	70,378		803,344
Imperial Holdings	62,440		1,002,061
Pioneer Foods Group	69,877		680,658
PPC	2,553,072	[a]	1,115,356
Steinhoff International Holdings	360,212		1,741,424
The Foschini Group	121,046		1,424,214
			7,518,465
South Korea - 15.0%
CJ CheilJedang	5,590		1,797,538
Com2uS	9,060		877,470
Doosan Bobcat	31,656		1,074,582
E-MART	3,620		721,370
Grand Korea Leisure	61,573		1,263,571
Hanwha Techwin	24,506	[a]	843,717
Hyundai Mobis	5,948		1,244,585

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 95.6% (continued)
South Korea - 15.0% (continued)
Hyundai Motor	7,916	986,843
KB Financial Group	17,074	839,002
KCC	1,730	607,069
LG	6,847	509,345
LG Chem	3,216	1,079,514
LIG Nex1	9,357	692,312
Mirae Asset Daewoo	88,753	805,178
Samsung Electronics	3,504	7,235,604
Samsung Fire & Marine Insurance	3,138	771,287
Shinhan Financial Group	29,990	1,381,454
		22,730,441
Taiwan - 9.5%
Advanced Semiconductor Engineering	1,477,096	1,783,637
Casetek Holdings	238,000	789,102
Fubon Financial Holding	778,000	1,254,029
Hon Hai Precision Industry	327,074	1,282,111
Inventec	1,652,000	1,318,965
MediaTek	126,000	1,134,407
Quanta Computer	261,000	594,973
Simplo Technology	216,000	735,479
Taiwan Semiconductor Manufacturing	570,638	4,107,916
Yuanta Financial Holding	3,256,000	1,415,901
		14,416,520
Thailand - .8%
Bangkok Bank	228,360	1,287,843
Turkey - 2.4%
Coca-Cola Icecek	95,634	1,112,362
Turkcell Iletisim Hizmetleri	371,331	1,408,339
Turkiye Halk Bankasi	247,827	1,065,330
		3,586,031
Total Common Stocks (cost $118,994,346)		145,076,809
Description
Preferred Stocks - 3.1%
Brazil - 3.1%
Banco do Estado do Rio Grande do Sul, Cl. B	144,500	776,702
Cia Energetica de Minas Gerais	288,000	766,695
Cia Paranaense de Energia, Cl. B	48,300	440,981
Itausa - Investimentos Itau	93,904	304,278
Randon Implementos e Participacoes	440,701	893,204

Description	Shares	Value ($)
Preferred Stocks - 3.1% (continued)
Brazil - 3.1% (continued)
Suzano Papel e Celulose, Cl. A	267,500	1,487,126
Total Preferred Stocks (cost $3,245,023)		4,668,986
Description	Shares	Value ($)
Other Investment - .7%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $1,094,214)	1,094,214 [d]	1,094,214
Total Investments (cost $123,333,583)	99.4%	150,840,009
Cash and Receivables (Net)	.6%	837,595
Net Assets	100.0%	151,677,604

ADR—American Depository Receipt

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, these securities were valued at $2,695,038 or 1.78% of net assets.

[c]

The valuation of this security has been determined in good faith by management under the direction of the Board of Directors. At August 31, 2017, the value of this security amounted to $1,871,628 or 1.23% of net assets.

[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Financials	27.3
Information Technology	15.6
Consumer Discretionary	11.4
Materials	10.0
Industrials	9.0
Consumer Staples	6.6
Telecommunication Services	6.4
Energy	5.5
Utilities	5.0
Health Care	1.9
Money Market Investment	.7
99.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Emerging Markets Fund
August 31, 2017 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Morgan Stanley Capital Services
United States Dollar	113,289	South African Rand	1,476,797	9/1/17	(235)
Northern Trust Bank
Hong Kong Dollars	758,324	United States Dollar	96,893	9/1/17	8
United States Dollar	88,393	Hong Kong Dollars	691,712	9/1/17	4
Gross Unrealized Appreciation					12
Gross Unrealized Depreciation					(235)

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Emerging Markets Fund
August 31, 2017 (Unaudited)

The following is a summary of the inputs used as of August 31, 2017 in valuing the fund’s investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted Quoted	Observable		Unobservable
	Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks†	12,225,565	132,851,244	††	0	145,076,809
Equity Securities - Foreign
Preferred Stocks†	-	4,668,986	††	-	3,234,169
Registered Investment Company	1,094,214	-		-	1,094,214
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts†††	-	12		-	12
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts†††	-	(235)		-	(235)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
†††	Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at August 31, 2017 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is

NOTES

closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At August 31, 2017, accumulated net unrealized appreciation on investments was $27,506,426, consisting of $31,015,265 gross unrealized appreciation and $3,508,839 gross unrealized depreciation.

At August 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 18, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 18, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)